Goodwill and Other Intangible Assets - Schedule of Other Intangible Assets with Finite Useful Lives (Details) - USD ($) $ in Thousands	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount	$ 18,100	$ 18,100
Accumulated Amortization	(1,430)	(715)
Net Book Value	16,670	17,385
Trademark – Blue Raven Solar [Member]
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount	8,400	8,400
Accumulated Amortization	(420)	(210)
Net Book Value	7,980	8,190
Trademark – SunPower [Member]
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount	5,200	5,200
Accumulated Amortization	(260)	(130)
Net Book Value	$ 4,940	5,070
Developed technology [Member]
Schedule of Other Intangible Assets with Finite Useful Lives [Line Items]
Gross Carrying Amount		4,500
Accumulated Amortization		(375)
Net Book Value		$ 4,125